UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2007

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 62.67%					$608,643,797

(Cost $599,045,382)

Aerospace & Defense 0.09%					919,613

TransDigm, Inc.,
Sr Sub Note (S)	7.750	07-15-14	B-	895	919,613

Agricultural Products 0.18%					1,720,000

Chaoda Modern Agriculture (Holdings) Ltd.,
Gtd Sr Note (Cayman Islands) (S)	7.750	02-08-10	BB	1,720	1,720,000

Airlines 0.33%					3,176,403

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545	02-02-19	A-	951	981,650
Pass Thru Ctf Ser 2000-2
Class B (L)	8.307	04-02-18	BB-	1,284	1,348,564
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	845	846,189

Apparel, Accessories & Luxury Goods 0.09%					838,450

Hanesbrands, Inc.,
Sr Note (S)	8.735	12-15-14	B-	820	838,450

Asset Management & Custody Banks 0.48%					4,695,700

Rabobank Capital Fund II,
Perpetual Bond (5.260% to
12-31-13 then variable) (S)	5.260	12-29-49	AA	4,755	4,695,700

Broadcasting & Cable TV 1.13%					11,009,176

Comcast Cable Holdings LLC,
Deb	9.800	02-01-12	BBB+	1,720	2,047,696
Comcast Corp.,
Gtd Note	5.900	03-15-16	BBB+	1,560	1,605,917
Nexstar Finance, Inc.,
Gtd Sr Sub Note	7.000	01-15-14	CCC+	1,290	1,244,850
Rogers Cable, Inc.,
Sr Sec Note (Canada)	6.750	03-15-15	BB+	1,705	1,785,988
Shaw Communications, Inc.,
Sr Note (Canada)	8.250	04-11-10	BB+	1,790	1,910,825
XM Satellite Radio, Inc.,
Gtd Sr Note (L)	9.750	05-01-14	CCC	2,390	2,413,900

Casinos & Gaming 2.04%					19,818,938

Caesars Entertainment, Inc.,
Sr Note (L)	7.000	04-15-13	BB	1,305	1,383,300
Chukchansi Economic Development Authority,
Sr Note (S)	8.000	11-15-13	BB-	570	594,225

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Great Canadian Gaming Corp.,
Sr Sub Note (Canada) (S)	7.250	02-15-15	B+	250	253,750
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B-	1,970	2,068,500
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	1,895	1,951,850
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	1,250	1,211,625
Mohegan Tribal Gaming Authority,
Sr Sub Note (L)	7.125	08-15-14	B	1,050	1,068,375
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	1,595	1,670,763
Gtd Sr Sub Note Ser B	9.000	06-01-12	B-	850	890,375
Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	815	892,425
Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB-	2,460	2,431,267
Seneca Gaming Corp.,
Sr Note	7.250	05-01-12	BB	2,385	2,402,888
Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	09-15-14	B+	2,085	2,168,400
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	BB-	786	831,195

Commodity Chemicals 0.24%					2,349,000

Lyondell Chemical Co.,
Gtd Sr Sub Note	10.875	05-01-09	B	2,320	2,349,000

Construction & Engineering 0.14%					1,326,836

Owens Corning, Inc.,
Sr Note (S)	6.500	12-01-16	BBB-	1,285	1,326,836

Consumer Finance 1.10%					10,655,963

American General Finance Corp.,
Med Term Note Ser I	4.875	07-15-12	A+	2,955	2,919,375
GMAC LLC,
Note	6.750	12-01-14	BB+	2,175	2,169,175
Sr Note	6.000	12-15-11	BB+	1,750	1,712,184
Household Finance Corp.,
Note	6.375	10-15-11	AA-	1,725	1,814,579
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then
variable)	5.911	11-30-35	A	2,000	2,040,650

Department Stores 0.21%					1,991,189

JC Penney Corp., Inc.,
Deb	8.125	04-01-27	BBB-	1,935	1,991,189

Diversified Banks 2.20%					21,410,535

Banco Macro SA,
Note (Argentina) (S)	8.500	02-01-17	B2	1,875	1,893,750
Banco Mercantil del Norte SA,
Sub Note (Mexico) (S)	6.862	10-13-21	Baa2	2,540	2,631,859

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	4,100	4,262,110
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to
04-15-15 then variable)
(Japan) (L)(S)	5.506	12-15-49	Baa1	2,530	2,458,148
HBOS Plc,
Perpetual Bond (6.413% to
10-01-35 then variable) (United
Kingdom) (S)	6.413	09-29-49	A	2,910	3,015,825
Lloyds TSB Group Plc,
Bond (6.267% to 11-30-16 then
variable) (United Kingdom) (S)	6.267	11-14-16	A	2,800	2,823,078
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to
09-30-31 then variable) (United
Kingdom)	7.648	08-29-49	A	3,570	4,325,765

Diversified Chemicals 0.24%					2,282,500

Mosiac Co. (The),
Sr Note (S)	7.375	12-01-14	BB-	1,100	1,135,750
Sr Note (L)(S)	7.625	12-01-16	BB-	1,100	1,146,750

Diversified Commercial & Professional Services 0.08%					747,900

ARAMARK Corp.
Sr Note (S)	8.500	02-01-15	B-	720	747,900

Diversified Financial Services 4.38%					42,573,982

American Express Co.,
Note	6.800	09-01-66	A-	2,125	2,289,318
Buffalo Thunder Development Authority,
Sr Sec Note (S)	9.375	12-15-14	B	1,885	1,946,263
C8 Capital SPV Ltd.,
Perpetual Note (6.640% to
12-31-14 then variable) (Virgin
Islands) (S)	6.640	12-31-49	BBB-	2,570	2,591,460
Capital One Capital III,
Gtd Jr Sub Note	7.686	08-15-36	BBB-	1,610	1,817,078
Capital One Capital IV,
Gtd Sub Bond (L)	6.745	02-17-37	BBB-	1,330	1,352,597
CIT Group, Inc.,
Note	5.850	09-15-16	A	4,735	4,868,958
Comerica Capital Trust II,
Gtd Bond	6.576	02-20-37	BBB+	1,305	1,312,074
Cosan Finance Ltd.,
Gtd Bond (Bermuda)	7.000	02-01-17	BB	1,120	1,086,400
Ford Motor Credit Co.,
Sr Note (S)	9.750	09-15-10	B	3,237	3,468,258
Sr Note (L)	9.875	08-10-11	B	1,135	1,224,618
Sr Note	8.000	12-15-16	B	540	533,072
JPMorgan Chase Capital XX,
Jr Sub Note Ser T	6.550	09-29-36	A-	2,880	2,999,362

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Liberty Mutual Group,
Gtd Jr Sub Bond (N)	7.800	03-15-37	BB+	2,645	2,639,736
Nelnet, Inc.,
Note (7.400% to 09-01-11 then
variable)	7.400	09-29-36	BBB-	2,595	2,693,883
Nissan Motor Acceptance Corp.,
Sr Note (S)	5.625	03-14-11	BBB+	2,625	2,644,144
SMFG Preferred Capital,
Bond (S)	6.078	01-25-17	BBB	2,215	2,240,738
Sovereign Capital Trust VI,
Gtd Note	7.908	06-13-36	BB+	1,840	2,094,934
St. George Funding Co.,
Perpetual Bond (8.485% to
06-30-17 then variable)
(Australia) (S)	8.485	12-31-49	Baa1	4,555	4,771,089

Diversified Metals & Mining 0.34%					3,264,075

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	10.125	02-01-10	B+	2,000	2,085,000
Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB	1,185	1,179,075

Electric Utilities 4.07%					39,502,571

Abu Dhabi National Energy Co.,
Bond (United Arab Emirates) (S)	6.500	10-27-36	A+	3,585	3,744,228
AES Eastern Energy LP,
Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	3,565	3,970,133
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	3,919	4,471,148
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB-	4,047	4,645,511
East Coast Power LLC,
Sr Sec Note Ser B	7.066	03-31-12	BBB-	3,062	3,128,495
HQI Transelect Chile SA,
Sr Note (Chile)	7.875	04-15-11	BBB-	2,655	2,848,300
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	1,242	1,309,482
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	1,835	1,988,681
Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	2,445	2,672,697
PNPP II Funding Corp.,
Deb	9.120	05-30-16	BBB-	208	235,662
System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	2,805	2,748,075
TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB	2,640	2,676,374
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	4,884	5,063,785

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Electrical Components & Equipment 0.33%					3,233,578

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	2,425	2,471,422
Baldor Electric Co.,
Gtd Sr Note	8.625	02-15-17	B	725	762,156

Gas Utilities 0.40%					3,868,071

KN Capital Trust I,
Cap Security	8.560	04-15-27	B-	1,670	1,696,940
Southern Union Co.,
Jr Sub Note (7.200% to 11-01-11
then variable) (L)	7.200	11-01-66	BB	2,165	2,171,131

Health Care Facilities 0.20%					1,902,534

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	1,870	1,902,534

Health Care Services 0.18%					1,769,950

Alliance Imaging, Inc.,
Sr Sub Note (L)	7.250	12-15-12	B-	1,820	1,769,950

Industrial Machinery 0.41%					4,015,473

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	2,415	2,554,519
Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Baa2	1,439	1,460,954

Integrated Oil & Gas 0.23%					2,218,850

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	1,990	2,218,850

Integrated Telecommunication Services 0.72%					7,025,097

Axtel SAB de CV,
Sr Note (Mexico) (S)	7.625	02-01-17	BB-	1,940	1,944,850
Nextel Communications, Inc.,
Gtd Sr Note Ser E	6.875	10-31-13	BBB	2,505	2,566,891
Sprint Capital Corp.,
Gtd Sr Note	6.875	11-15-28	BBB+	2,465	2,513,356

Investment Banking & Brokerage 1.40%					13,637,144

Goldman Sachs Group, Inc. (The),
Sub Note	6.450	05-01-36	A+	2,745	2,867,202
Sub Note	5.625	01-15-17	A+	2,345	2,347,544
Merrill Lynch & Co., Inc.,
Bond	6.110	01-29-37	A+	2,120	2,117,185
Sub Note	6.050	05-16-16	A+	2,500	2,599,413
Mizuho Finance,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	3,500	3,705,800

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Leisure Facilities 0.51%					4,904,538

AMC Entertainment, Inc.,
Gtd Sr Note (P)	9.610	08-15-10	Ba3	1,440	1,485,000
Sr Sub Note (L)	9.500	02-01-11	CCC+	1,450	1,450,000
TDS Investor Corp.,
Sr Note (S)	9.875	09-01-14	B-	1,845	1,969,538

Life & Health Insurance 0.43%					4,172,470

Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	2,205	2,220,708
Provident Financing Trust I,
Gtd Cap Security (L)	7.405	03-15-38	B+	1,855	1,951,762

Marine 0.71%					6,847,450

CMA CGM SA,
Sr Note (France) (S)	7.250	02-01-13	BB+	2,790	2,810,925
Minerva Overseas Ltd.,
Gtd Note (Cayman Islands) (S)	9.500	02-01-17	B	2,485	2,485,000
Navios Maritime Holdings, Inc.,
Sr Note (Marshall Islands) (S)	9.500	12-15-14	B	1,510	1,551,525

Metal & Glass Containers 0.28%					2,727,250

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	1,900	1,995,000
Greif, Inc.,
Sr Note (S)	6.750	02-01-17	BB-	725	732,250

Movies & Entertainment 0.09%					825,700

Cinemark, Inc.,
Sr Disc Note	9.750	03-15-14	CCC+	920	825,700

Multi-Line Insurance 1.60%					15,575,546

Axa SA,
Perpetual Sub Note (6.379% to
12-14-36 then variable)
(France) (S)	6.379	12-14-49	BBB	1,010	1,005,617
Catlin Insurance Co. Ltd.,
Perpetual Note (7.249% to
01-19-17 then variable)
(Bermuda) (S)	7.249	01-19-49	BBB	935	957,846
Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16
then variable)	6.150	11-15-66	BBB+	1,640	1,649,091
Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	1,550	1,608,277
Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	3,235	3,588,055
Sul America Partecipacoes SA,
Bond (Brazil) (S)	8.625	02-15-12	B	1,600	1,624,000
Zurich Capital Trust I,
Gtd Cap Security (S)	8.376	06-01-37	A-	4,920	5,142,660

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Multi-Media 0.57%					5,570,756

News America Holdings, Inc.,
Gtd Sr Deb	8.250	08-10-18	BBB	2,625	3,170,412
Time Warner Entertainment Co., LP,
Sr Deb	8.375	03-15-23	BBB+	1,990	2,400,344

Multi-Utilities 0.63%					6,144,591

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	2,390	2,533,400
Salton Sea Funding Corp.,
Gtd Sr Sec Note Ser E	8.300	05-30-11	BBB-	1,006	1,082,038
Sr Sec Bond Ser F	7.475	11-30-18	BBB-	2,333	2,529,153

Office Services & Supplies 0.28%					2,716,711

Xerox Corp.,
Sr Note (L)	6.750	02-01-17	BB+	2,570	2,716,711

Oil & Gas Drilling 0.28%					2,734,363

Allis-Chalmers Energy Inc.,
Sr Note (S)	8.500	03-01-17	B	1,270	1,263,650
Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB-	1,492	1,470,713

Oil & Gas Refining & Marketing 0.84%					8,151,624

Enterprise Products Operating LP,
Gtd Sr Note Ser B	6.375	02-01-13	BBB-	4,265	4,461,506
Premcor Refining Group, Inc., (The),
Sr Note	9.500	02-01-13	BBB	1,175	1,263,750
Gtd Sr Note	6.750	05-01-14	BBB	2,325	2,426,368

Oil & Gas Storage & Transportation 0.79%					7,671,114

Energy Transfer Partners LP,
Gtd Sr Note	5.950	02-01-15	Baa3	1,890	1,930,552
Sr Note	6.625	10-15-36	Baa3	1,440	1,520,385
Markwest Energy Partners LP,
Sr Note Ser B	8.500	07-15-16	B	2,090	2,168,375
ONEOK Partners LP,
Note	6.650	10-01-36	BBB	1,940	2,051,802

Packaged Foods & Meats 0.41%					4,026,033

ASG Consolidated, LLC/ASG Finance, Inc.,
Sr Disc Note (Zero to 11-01-08,
then 11.500%) (L)(O)	Zero	11-01-11	B-	3,200	2,880,000
General Foods Corp.,
Deb	7.000	06-15-11	A-	1,145	1,146,033

Paper Packaging 0.39%					3,823,375

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	1,825	1,936,781
Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	1,825	1,886,594

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Paper Products 0.42%					4,124,308

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	1,940	1,940,458
Verso Paper Holdings LLC,
Sr Sec Note (S)	9.125	08-01-14	B+	2,070	2,183,850

Property & Casualty Insurance 0.26%					2,507,795

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB-	2,330	2,507,795

Real Estate Management & Development 0.77%					7,450,081

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	1,525	1,563,294
Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	2,215	2,405,587
Nationwide Health Properties, Inc.,
Note	6.500	07-15-11	BBB-	1,745	1,797,825
Shimao Property Holding Ltd.,
Gtd Sr Note (Cayman Islands) (S)	8.000	12-01-16	BB+	1,675	1,683,375

Regional Banks 1.47%					14,258,178

BankAmerica Institutional Bank,
Gtd Cap Security Ser B (S)	7.700	12-31-26	A	985	1,022,420
Mainstreet Capital Trust I,
Gtd Jr Sub Cap Security Ser B (G)	8.900	12-01-27	A3	2,380	2,522,564
NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	3,030	3,152,024
State Street Institutional Capital Trust,
Gtd Cap Security Ser A (S)	7.940	12-30-26	A	1,180	1,227,530
Sun Trust Banks, Inc.,
Bond (6.100% to 12-15-36 then
variable)	6.100	12-01-66	A-	4,035	3,983,029
Wachovia Capital Trust II,
Gtd Floating Rate Cap Security (P)	5.860	01-15-27	A	2,420	2,350,611

Soft Drinks 0.14%					1,400,300

Panamerican Beverages, Inc.,
Sr Note (Panama)	7.250	07-01-09	BBB+	1,340	1,400,300

Specialized Finance 1.90%					18,500,872

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	3,740	4,131,391
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	7.160	02-15-12	Baa2	2,660	2,696,705
Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB-	1,330	1,293,425
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	3,561	3,682,163
HRP Myrtle Beach Operations LLC,
Sr Sec Note (10.120% to 04-01-09
then variable) (S)	10.120	04-01-12	B	1,075	1,085,750
UCAR Finance, Inc.,
Gtd Sr Note (L)	10.250	02-15-12	B-	2,528	2,660,720

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

USB Realty Corp.,
Perpetual Bond (6.091% to
01-15-12 then variable) (L)(S)	6.091	01-15-49	A+	2,900	2,950,718

Specialized REIT's 0.07%					667,875

Idearc, Inc.,
Sr Note (S)	8.000	11-15-16	B+	650	667,875

Specialty Chemicals 0.29%					2,774,800

American Pacific Corp.,
Sr Note (S)	9.000	02-01-15	B	1,180	1,215,400
Nova Chemicals Ltd.,
Note (Canada)	7.875	09-15-25	B+	1,695	1,559,400

Steel 0.68%					6,563,460

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	2,460	2,509,200
Reliance Steel & Aluminum Co.,
Gtd Note (S)	6.850	11-15-36	BBB-	1,660	1,726,847
WCI Steel Acquisition, Inc.,
Sr Sec Note (G)(L)	8.000	05-01-16	B+	2,345	2,327,413

Thrifts & Mortgage Finance 26.09%					253,408,193

Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.181	09-10-47	AAA	3,240	3,243,770
Mtg Pass Thru Ctf Ser 2006-2
Class A3 (P)	5.713	05-10-45	AAA	5,400	5,562,054
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.889	07-10-44	AAA	5,260	5,493,652
Mtg Pass Thru Ctf Ser 2006-5
Class A4	5.414	09-10-47	AAA	5,050	5,100,112
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.882	03-20-36	AAA	4,004	4,042,475
Mtg Pass Thru Ctf Ser 2006-D
Class 6B1 (P)	5.965	05-20-36	AA+	2,118	2,125,545
Bank of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2006-4
Class A3A	5.600	07-10-46	AAA	4,245	4,334,216
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.310	04-25-35	AA+	1,260	1,253,533
Mtg Pass Thru Ctf Ser 2006-1
Class 23A1 (P)	5.753	02-25-36	AAA	4,292	4,304,874
Mtg Pass Thru Ctf Ser 2006-3
Class 34A1 (P)	6.186	05-25-36	AAA	4,298	4,372,509

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-T0P8
Class A2	4.830	08-15-38	AAA	4,260	4,196,954
Mtg Pass Thru Ctf Ser 2003-T10
Class A2	4.740	03-13-40	AAA	4,690	4,592,630
Mtg Pass Thru Ctf Ser 2006-PW14
Class D	5.412	12-11-38	A	2,480	2,465,862
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	3,514	3,441,847
Citigroup Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4
Class A3 (P)	5.724	03-15-49	Aaa	3,950	4,094,831
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	2,244	2,203,646
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.866	12-25-35	AAA	3,321	3,348,877
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CD1
Class A4 (P)	5.225	07-15-44	AAA	2,470	2,481,745
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.225	07-15-44	AA	1,030	1,025,263
Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7
Class A3 (P)	5.707	06-10-46	AAA	3,775	3,889,582
ContiMortgage Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 1995-2
Class A-5	8.100	08-15-25	AAA	478	492,134
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB
Class 1A1	6.000	11-25-34	AAA	3,160	3,167,402
Mtg Pass Thru Ctf Ser 2005-6
Class 2A1	5.500	04-25-35	Aaa	1,997	1,954,624
Mtg Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500	08-25-32	AAA	1,975	1,999,255
Mtg Pass Thru Ctf Ser 2006-11CB
Class 3A1	6.500	05-25-36	Aaa	4,872	4,925,715
Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class E (S)	6.065	11-15-36	Baa3	2,900	2,898,168
Mtg Pass Thru Ctf Ser 2006-1A
Class F (S)	6.650	11-15-36	Ba1	3,655	3,670,105
CS First Boston Mortgage Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-CPN1
Class A2	4.597	03-15-35	AAA	7,665	7,447,281
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class A2 (S)	5.779	06-20-31	AAA	3,840	3,926,243
Mtg Pass Thru Ctf Ser 2006-1
Class M1 (S)	8.285	06-20-31	BB	1,065	1,090,298

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.223	12-25-34	AA	1,402	1,392,037
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.201	05-25-36	AA	1,328	1,348,648
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	1,925	1,904,722
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	1,850	1,872,573
GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1
Class A1	5.785	11-15-39	AAA	3,219	3,247,760
GMAC Mortgage Corporation Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1
Class 2A1 (P)	5.646	04-19-36	AAA	2,829	2,842,759
Greenwich Capital Commercial Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-GG7
Class A4 (P)	5.912	07-10-38	AAA	5,030	5,284,840
Mtg Pass Thru Ctf Ser 2007-GG9
Class C (N)	5.554	03-10-39	AA	1,810	1,818,960
Mtg Pass Thru Ctf Ser 2007-GG9
Class F (N)	5.633	03-10-39	A	995	999,945
GS Mortgage Securities Corp. II,
Mtg Pass Thru Ctf Ser 2006-GG8
Class A2	5.479	11-10-39	Aaa	6,025	6,108,067
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	4.633	08-25-34	AA	2,530	2,508,299
Mtg Pass Thru Ctf Ser 2006-AR1
Class 3A1 (P)	5.405	01-25-36	AAA	6,005	5,985,833
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	1,583	1,583,138
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.385	05-25-35	AA	1,955	1,952,523
Mtg Pass Thru Ctf Ser 2006-AR19
Class 1B1 (P)	6.432	08-25-36	AA	1,784	1,828,435
JP Morgan Chase Commercial Mortgage Security
Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3
Class A4B	4.996	08-15-42	AAA	2,865	2,807,393
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	2,126	2,092,175
Mtg Pass Thru Ctf Ser 2006-LDP7
Class A4 (P)	5.875	04-15-45	AAA	3,345	3,507,371
JP Morgan Commercial Mortgage Finance Corp.,
Mtg Pass Thru Ctf Ser 1997-C5
Class D	7.351	09-15-29	AA+	4,435	4,598,298
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2
Class 2A16	6.500	09-25-35	AAA	2,938	3,032,675
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	4,126	4,109,206
Mtg Pass Thru Ctf Ser 2006-A7
Class 2A5	5.873	01-25-37	Aa1	5,841	5,896,640

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

LB-UBS Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4
Class A4 (P)	5.899	06-15-38	AAA	3,950	4,146,758
Master Adjustable Rate Mortgages Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class 4A1 (P)	4.990	02-25-36	AAA	4,683	4,650,006
Merrill Lynch Mortgage Investors Trust,
Mtg Pass Thru Ctf Ser 2006-A1
Class 2A1 (P)	6.182	03-25-36	AAA	6,487	6,595,144
Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1
Class A6 (P)	5.244	11-12-37	AAA	3,685	3,699,062
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class A4 (P)	5.910	06-12-46	AAA	5,535	5,807,765
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.414	07-12-46	Aaa	3,880	3,911,333
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.204	11-14-42	AAA	3,065	3,066,585
Mtg Pass Thru Ctf Ser 2005-IQ10
Class A4A	5.230	09-15-42	AAA	4,520	4,508,872
Mtg Pass Thru Ctf Ser 2006-IQ12
Class E	5.538	12-15-43	A+	2,430	2,441,309
Mtg Pass Thru Ctf Ser 2006-T23
Class A4 (P)	5.810	08-12-41	AAA	3,085	3,227,177
Nomura Asset Acceptance Corp.,
Mtg Pass Thru Ctf Ser 2006-AF1
Class CB1	6.540	06-25-36	AA	1,614	1,660,448
Mtg Pass Thru Ctf Ser 2006-AF2
Class 4A	6.738	08-25-36	AAA	3,244	3,331,393
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.355	05-25-35	AA	1,612	1,587,797
Renaissance Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class AF3	4.499	08-25-35	AAA	2,080	2,058,538
Mtg Pass Thru Ctf Ser 2005-2
Class AF4	4.934	08-25-35	AAA	2,365	2,341,141
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.993	12-25-35	AAA	2,906	2,958,809
Residential Asset Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500	07-25-36	AAA	4,723	4,800,980
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class B (S)	5.565	11-15-35	Aa2	1,770	1,791,198
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	850	864,613
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	795	812,513
Sub Bond Ser 2006-1A Class H (S)	7.389	11-15-36	Ba3	1,373	1,382,946
Sub Bond Ser 2006-1A Class J (S)	7.825	11-15-36	B1	850	856,110
Sovereign Capital Trust I,
Gtd Cap Security	9.000	04-01-27	BB+	3,840	3,978,282

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	2,148	2,172,102
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2007-1
Class B1	6.205	02-25-37	AA	2,190	2,194,106
Wells Fargo Mortgage Backed Securites Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2	5.000	07-25-19	AAA	2,401	2,358,589
Mtg Pass Thru Ctf Ser 2006-AR15
Class A3	5.698	10-25-36	Aaa	6,292	6,337,118

Tobacco 0.16%					1,569,490

Reynolds American, Inc.,
Sr Sec Note	7.250	06-01-13	BB	1,490	1,569,490

Wireless Telecommunication Services 1.40%					13,573,396

America Movil SA de CV,
Sr Note (Mexico) (L)	5.750	01-15-15	BBB+	1,660	1,670,078
AT&T Wireless Services , Inc.,
Sr Note	8.125	05-01-12	A	1,430	1,618,679
Citizens Communications Co.,
Sr Note	6.250	01-15-13	BB+	1,805	1,805,000
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class A	4.643	06-15-35	Aaa	1,120	1,105,309
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	3,455	3,461,010
Nextel Partners, Inc.,
Sr Note	8.125	07-01-11	BBB	2,540	2,649,814
Rogers Wireless, Inc.,
Sr Sub Note (Canada)	8.000	12-15-12	BB-	1,185	1,263,506

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 0.19%					$1,873,782

(Cost $1,886,000)

Agricultural Products 0.19%					1,873,782

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)			BB+	23,000	1,873,782

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Tranche loans 0.22%					$2,104,836

(Cost $2,098,836)

Diversified Metals & Mining 0.16%					1,498,836

Thompson Creek Metals Co.,
Tranche A (First Lien Note), 11-01-12 (B)			B-	$1,499	1,498,836

Education Services 0.06%					606,000

Riverdeep Interactive Learning Ltd.,
Tranche B, 11-28-13			B	600	606,000

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government and agencies securities 36.82%					$357,665,561

(Cost $356,178,795)

Government U.S. 5.20%					50,505,004

United States Treasury,
Bond (L)	6.875	08-15-25	AAA	11,550	14,497,052
Bond (L)	4.500	02-15-36	AAA	8,925	8,655,858
Inflation Indexed Note (L)	2.375	04-15-11	AAA	10,299	10,398,336
Note (L)	4.250	11-15-13	AAA	8,065	7,938,355
Note (L)	4.625	11-15-16	AAA	4,720	4,740,834
Note (L)	4.625	02-15-17	AAA	4,250	4,274,569

Government U.S. Agency 31.62%					307,160,557

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	48	49,473
30 Yr Adj Rate Pass Thru Ctf (P)	5.278	12-01-35	AAA	8,660	8,543,812
30 Yr Adj Rate Pass Thru Ctf (P)	5.159	11-01-35	AAA	9,063	8,902,169
30 Yr Pass Thru Ctf	6.000	01-01-36	AAA	20,713	20,906,615
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	9,722	9,443,856
30 Yr Pass Thru Ctf	5.000	09-01-35	AAA	1,143	1,110,629
CMO REMIC 2489-PE	6.000	08-15-32	AAA	2,785	2,853,547
CMO REMIC 2640-WA	3.500	03-15-33	AAA	1,198	1,155,205
CMO REMIC 3153-NE	5.500	05-15-34	AAA	9,595	9,552,163
CMO REMIC 3184-PD	5.500	07-15-34	AAA	15,145	15,062,433
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	06-01-10	AAA	388	420,574
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	23	22,923
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	103	105,145
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	541	556,254
15 Yr Pass Thru Ctf	7.000	06-01-17	AAA	140	144,092
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,360	1,363,644
15 Yr Pass Thru Ctf	5.500	12-01-20	AAA	10,204	10,232,955
15 Yr Pass Thru Ctf	5.000	05-01-18	AAA	6,685	6,613,127
15 Yr Pass Thru Ctf	5.000	08-01-19	AAA	8,781	8,664,145
15 Yr Pass Thru Ctf	5.000	10-01-19	AAA	6,782	6,702,486
30 Yr Adj Rate Pass Thru Ctf	5.000	08-01-35	AAA	2,353	2,286,451
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	15,838	16,149,637
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	547	551,678
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	1	1,504
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	3,280	3,308,191
30 Yr Pass Thru Ctf	6.000	05-01-36	AAA	2,511	2,532,726
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	40,028	40,377,062
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	10,808	10,901,856
30 Yr Pass Thru Ctf	5.500	05-01-35	AAA	29,272	29,103,902
30 Yr Pass Thru Ctf (M)	5.500	03-15-34	AAA	20,000	19,837,500
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	13,473	13,374,471
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	15,788	15,676,624
30 Yr Pass Thru Ctf	5.000	03-01-36	AAA	5,218	5,065,432
CMO REMIC 2003-33-AC	4.250	03-25-33	AAA	965	933,928
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	2,685	2,431,691
CMO REMIC 2003-58-AD	3.250	07-25-33	AAA	2,641	2,450,250

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

CMO REMIC 2003-63-PE	3.500	07-25-33	AAA	2,218	2,050,940
CMO REMIC 2006-57-PD	5.500	01-25-35	AAA	5,985	5,944,278
CMO REMIC 2006-64-PC	5.500	10-25-34	AAA	4,520	4,499,719
CMO REMIC 2006-65-HE	5.500	02-25-35	AAA	6,475	6,420,711
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	4,875	4,845,259
Financing Corp.,
Bond	10.350	08-03-18	Aaa	3,545	5,183,361
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.500	01-15-16	AAA	23	25,927
30 Yr Pass Thru Ctf	10.000	06-15-20	AAA	28	30,971
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	11	12,521
30 Yr Pass Thru Ctf	9.500	03-15-20	AAA	36	39,698
30 Yr Pass Thru Ctf	9.500	06-15-20	AAA	6	6,796
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	44	47,888
30 Yr Pass Thru Ctf	9.500	05-15-21	AAA	21	22,737
30 Yr Pass Thru Ctf Ser 2003-42-XA	3.750	05-16-33	AAA	678	641,601

			Interest	Par value
Issuer, description, maturity date			rate (%)	($000)	Value

Short-term investments 0.10%					$982,000
(Cost $982,000)

Joint Repurchase Agreement 0.10%					982,000

Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald LP — Dated
2-28-07, due 3-1-07 (Secured by U.S. Treasury
Inflation Indexed Notes 1.875% due 7-15-13 and
2.000% due 7-15-14). Maturity value: $982,144			5.270	982	982,000

Total investments (Cost $960,191,013) 100.00%					$971,269,976

John Hancock
Bond Fund
Footnotes to Schedule of Investments
February 28, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $1,498,836 or 0.15% of the Fund's total investments as of February 28, 2007.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of February 28, 2007.

(M) This security having an aggregate value of $19,837,500, or 2.04% of the Fund's net assets, have been purchased as a forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $20,231,298 of Federal Home Loan Mortgage Corp., 6.000%, 01-01-36 has been segregated to cover the forward commitment.

(N) These securities having an aggregate value of $5,458,641 or 0.56% of the Fund's net assets, have been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market values of $2,725,167 of Federal Home Loan Mortgage Corp., 6.000%, 01-01-36 and $2,926,285 of Federal National Mortgage Association, 5.500%, 05-01-35 has been segregated to cover the when-issued commitments.

(P) Represents rate in effect on February 28, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $143,301,872 or 14.75% of the Fund's total investments as of February 28, 2007.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on February 28, 2007, including short-term investments, was $960,191,013. Gross unrealized appreciation and depreciation of investments aggregated $16,703,662 and $5,624,699, respectively, resulting in net unrealized appreciation of $11,078,963.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-597-1897**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Bond Fund.

210Q3 2/07
4/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: April 30, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 30, 2007